Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 4,067,987	$ 6,903,499	$ 12,241,339
Restricted cash – current	2,500,000	2,500,000	2,064,130
Accounts receivable	659,057	1,131,954	350,672
Short-term investment	307,500
Other assets – current	1,398,200	705,936	418,584
Total current assets	8,932,744	11,241,389	15,074,725
Non-current assets
Restricted cash -non-current			1,766,700
Property and equipment, net	114,851	131,329	175,437
Oil and gas property – subject to amortization, net	2,214,057	1,338,987	1,427,486
Oil and gas property – not subject to amortization, net	1,129,500	1,113,494	958,133
Deferred charges	1,127,901	1,167,995	1,240,751
Other assets –non-current	666,982	582,614	512,105
Total non-current assets	5,253,291	4,334,419	6,080,612
Total assets	14,186,035	15,575,808	21,155,337
Current liabilities
Accounts payable	503,532	297,081	917,241
Bank loan	980,452	980,452	1,105,741
Other current liabilities	21,184	19,121	34,250
Accrued expenses	892,883	429,371	576,386
Taxes payable	45,932	101,770	105,450
Total current liabilities	2,443,983	1,827,795	2,739,068
Non-current liabilities
Asset retirement obligations	321,253	321,253	222,344
Long term loan	1,000,000	1,000,000	2,000,000
Provision for post-employment benefit	68,701	68,701
Total non-current liabilities	1,389,954	1,389,954	2,222,344
Total liabilities	3,833,937	3,217,749	4,961,412
Commitments and contingencies
Shareholders’ Equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of December 31, 2020 and 2019, respectively) *
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 7,407,955 and 7,363,637 shares issued and outstanding as of December 31, 2020 and 2019, respectively) (*)	19,847	19,754	19,636
Additional paid-in capital	40,999,246	40,073,087	36,910,568
Accumulated deficit	(30,666,995)	(27,734,782)	(20,783,084)
Accumulated other comprehensive income			46,805
Total shareholders’ equity	10,352,098	12,358,059	16,193,925
Total liabilities and shareholders’ equity	$ 14,186,035	$ 15,575,808	$ 21,155,337